Revenue - Disaggregation of Revenue based on Product Categories and Customer Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net sales	$ 1,501,848	$ 1,417,536	$ 1,337,991
Consumables and related
Disaggregation of Revenue [Line Items]
Net sales	1,315,459	1,242,715	1,166,131
Instruments
Disaggregation of Revenue [Line Items]
Net sales	186,389	174,821	171,860
Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Net sales	731,799	683,164	649,174
Molecular Diagnostics | Consumables and related
Disaggregation of Revenue [Line Items]
Net sales	649,602	605,462	572,300
Molecular Diagnostics | Instruments
Disaggregation of Revenue [Line Items]
Net sales	82,197	77,702	76,874
Applied Testing
Disaggregation of Revenue [Line Items]
Net sales	137,158	137,034	120,380
Applied Testing | Consumables and related
Disaggregation of Revenue [Line Items]
Net sales	109,196	106,380	92,770
Applied Testing | Instruments
Disaggregation of Revenue [Line Items]
Net sales	27,962	30,654	27,610
Pharma
Disaggregation of Revenue [Line Items]
Net sales	290,548	274,829	257,456
Pharma | Consumables and related
Disaggregation of Revenue [Line Items]
Net sales	258,487	245,187	226,367
Pharma | Instruments
Disaggregation of Revenue [Line Items]
Net sales	32,061	29,642	31,089
Academia
Disaggregation of Revenue [Line Items]
Net sales	342,343	322,509	310,981
Academia | Consumables and related
Disaggregation of Revenue [Line Items]
Net sales	298,174	285,686	274,694
Academia | Instruments
Disaggregation of Revenue [Line Items]
Net sales	$ 44,169	$ 36,823	$ 36,287